Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses
Losses on claims, net	$ 11,992.5	$ 11,629.7
Premium taxes	276.0	252.7
Commissions	3,582.7	3,234.5
Cost of sales	4,059.6	3,349.4
Compensation expense	3,342.9	3,129.4
Administrative expense and other	2,712.0	2,071.2
Expenses	25,965.7	23,666.9
As presented in the consolidated statement of earnings:
Insurance service expenses	21,944.1	20,467.3
Recoveries of insurance service expenses	(3,943.7)	(3,274.4)
Other insurance operating expenses and Corporate and other expenses	1,396.6	953.1
Non-insurance expenses	6,568.7	5,520.9
Expenses	25,965.7	23,666.9
Insurance and reinsurance companies
Expenses
Losses on claims, net	11,992.5	11,629.7
Premium taxes	276.0	252.7
Commissions	3,582.7	3,234.5
Compensation expense	2,222.5	2,105.6
Administrative expense and other	1,323.3	923.5
Expenses	19,397.0	18,146.0
As presented in the consolidated statement of earnings:
Insurance service expenses	21,944.1	20,467.3
Recoveries of insurance service expenses	(3,943.7)	(3,274.4)
Other insurance operating expenses and Corporate and other expenses	1,396.6	953.1
Expenses	19,397.0	18,146.0
Insurance and reinsurance companies | Directly attributable expenses
Expenses
Losses on claims, net	11,992.5	11,629.7
Premium taxes	276.0	252.7
Commissions	3,582.7	3,234.5
Compensation expense	1,449.8	1,448.9
Administrative expense and other	699.4	627.1
Expenses	18,000.4	17,192.9
As presented in the consolidated statement of earnings:
Insurance service expenses	21,944.1	20,467.3
Recoveries of insurance service expenses	(3,943.7)	(3,274.4)
Expenses	18,000.4	17,192.9
Insurance and reinsurance companies | Directly attributable expenses | Insurance acquisition cash flows
Expenses
Premium taxes	276.0	252.7
Commissions	3,582.7	3,234.5
Compensation expense	586.3	605.7
Administrative expense and other	297.2	273.6
Expenses	4,742.2	4,366.5
As presented in the consolidated statement of earnings:
Insurance service expenses	4,742.2	4,366.5
Expenses	4,742.2	4,366.5
Insurance and reinsurance companies | Directly attributable expenses | Other expenses
Expenses
Losses on claims, net	11,992.5	11,629.7
Compensation expense	863.5	843.2
Administrative expense and other	402.2	353.5
Expenses	13,258.2	12,826.4
As presented in the consolidated statement of earnings:
Insurance service expenses	17,201.9	16,100.8
Recoveries of insurance service expenses	(3,943.7)	(3,274.4)
Expenses	13,258.2	12,826.4
Insurance and reinsurance companies | Non-directly attributable expenses | Other operating expenses
Expenses
Compensation expense	772.7	656.7
Administrative expense and other	623.9	296.4
Expenses	1,396.6	953.1
As presented in the consolidated statement of earnings:
Other insurance operating expenses and Corporate and other expenses	1,396.6	953.1
Expenses	1,396.6	953.1
Non-insurance companies
Expenses
Cost of sales	4,059.6	3,349.4
Compensation expense	1,120.4	1,023.8
Administrative expense and other	1,388.7	1,147.7
Expenses	6,568.7	5,520.9
As presented in the consolidated statement of earnings:
Non-insurance expenses	6,568.7	5,520.9
Expenses	$ 6,568.7	$ 5,520.9